SCHEDULE OF EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2024
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years